INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory, Net
	December 31,
	2020	2019
	$	$
Raw materials, parts and supplies	1,256	1,414
Finished products	1,148	1,232

	2,404	2,646